Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Dividends declared, per share (in dollars per share)	$ 0.27	$ 0.26	$ 0.54	$ 0.52